Basis of Presentation and Summary of Significant Accounting Policies - Accounting Standards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies
Operating Lease, Right-of-Use Asset	$ 1,953	$ 3,916
Lease liabilities	2,070
Operating Lease, Liability, Current	1,199	1,803
Operating Lease, Liability, Noncurrent	$ 871	$ 2,293